Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000145852
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	BCGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Current Global Dividend Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://bluecurrentfunds.com/resources/. You can also request this information by contacting us at (800) 514-3583.
Additional Information Phone Number	(800) 514-3583
Additional Information Website	https://bluecurrentfunds.com/resources/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	0.99%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Blue Current Global Dividend Fund - Institutional Class	MSCI World High Dividend Yield Index	MSCI World Index
Aug-2016	$100,000	$100,000	$100,000
Aug-2017	$113,571	$111,739	$116,185
Aug-2018	$119,908	$118,927	$131,411
Aug-2019	$123,393	$121,923	$131,754
Aug-2020	$127,663	$124,079	$153,869
Aug-2021	$165,848	$152,427	$199,668
Aug-2022	$149,056	$140,862	$169,568
Aug-2023	$168,338	$156,284	$196,027
Aug-2024	$211,624	$183,294	$243,926
Aug-2025	$248,353	$199,341	$282,166
Aug-2026	$302,783	$238,999	$339,652

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Blue Current Global Dividend Fund - Institutional Class	21.92%	12.79%	11.72%
MSCI World Index	20.37%	11.21%	13.01%
MSCI World High Dividend Yield Index	19.89%	9.41%	9.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 514-3583 or visit https://bluecurrentfunds.com/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 514-3583 or visit https://bluecurrentfunds.com/ for updated performance information.
AssetsNet	$ 98,430,653
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 600,811
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$98,430,653 Number of Portfolio Holdings43 Advisory Fee (net of waivers)$600,811 Portfolio Turnover29%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.8%
Consumer Discretionary	1.7%
Materials	2.2%
Real Estate	6.8%
Energy	7.3%
Health Care	11.6%
Consumer Staples	12.0%
Technology	14.4%
Industrials	18.1%
Financials	24.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Country Weighting (% of net assets)

Table Summary
Value	Value
Taiwan Province of China	2.8%
Singapore	3.5%
Canada	4.0%
Switzerland	5.1%
Japan	6.0%
Germany	7.9%
France	8.6%
United Kingdom	13.5%
United States	47.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
DBS Group Holdings Ltd. - ADR	3.5%
Sandoz Group AG	3.5%
Broadcom, Inc.	3.4%
Ventas, Inc.	3.3%
Mitsubishi UFJ Financial Group, Inc. - ADR	3.2%
Microsoft Corporation	3.2%
Morgan Stanley	3.2%
JPMorgan Chase & Company	3.2%
Siemens AG	3.1%
Coca-Cola Company (The)	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.
C000164234
Shareholder Report [Line Items]
Fund Name	Marshfield Concentrated Opportunity Fund
Trading Symbol	MRFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Marshfield Concentrated Opportunity Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://marshfieldfunds.com/fund-documents/. You can also request this information by contacting us at (855) 691-5288.
Additional Information Phone Number	(855) 691-5288
Additional Information Website	https://marshfieldfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Marshfield Concentrated Opportunity Fund	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Marshfield Concentrated Opportunity Fund	S&P 500® Index
Aug-2016	$10,000	$10,000
Aug-2017	$11,927	$11,623
Aug-2018	$14,874	$13,909
Aug-2019	$17,421	$14,315
Aug-2020	$20,115	$17,455
Aug-2021	$24,428	$22,895
Aug-2022	$23,888	$20,325
Aug-2023	$29,014	$23,566
Aug-2024	$36,222	$29,960
Aug-2025	$40,100	$34,718
Aug-2026	$42,210	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Marshfield Concentrated Opportunity Fund	5.26%	11.56%	15.49%
S&P 500® Index	20.38%	12.79%	15.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (855) 691-5288 or visit https://marshfieldfunds.com/fund-facts/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (855) 691-5288 or visit https://marshfieldfunds.com/fund-facts/ for updated performance information.
AssetsNet	$ 1,279,347,040
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 11,323,705
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,279,347,040 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$11,323,705 Portfolio Turnover18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	75.3%
Money Market Funds	24.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Educational Services	0.1%
Construction	2.3%
Information	2.5%
Wholesale Trade	2.6%
Accommodation and Food Services	3.6%
Administrative and Support and Waste Management and Remediation Services	3.8%
Manufacturing	4.6%
Transportation and Warehousing	5.0%
Retail Trade	16.3%
Money Market Funds	24.6%
Finance and Insurance	34.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
UnitedHealth Group, Inc.	9.6%
AutoZone, Inc.	7.8%
Progressive Corporation (The)	7.5%
Visa, Inc. - Class A	6.1%
Mastercard, Inc. - Class A	5.7%
Arch Capital Group Ltd.	5.3%
Expeditors International of Washington, Inc.	5.0%
NIKE, Inc. - Class B	4.6%
O'Reilly Automotive, Inc.	4.6%
Moody's Corporation	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.
C000179800
Shareholder Report [Line Items]
Fund Name	Meehan Focus Fund
Trading Symbol	MEFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Meehan Focus Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.meehanmutualfunds.com. You can also request this information by contacting us at (866) 884-5968.
Additional Information Phone Number	(866) 884-5968
Additional Information Website	www.meehanmutualfunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meehan Focus Fund	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Meehan Focus Fund	S&P 500® Index	S&P 500® Value Index
Aug-2016	$10,000	$10,000	$10,000
Aug-2017	$11,581	$11,623	$11,235
Aug-2018	$13,821	$13,909	$12,723
Aug-2019	$13,926	$14,315	$12,995
Aug-2020	$17,827	$17,455	$13,442
Aug-2021	$24,290	$22,895	$17,911
Aug-2022	$21,075	$20,325	$17,103
Aug-2023	$25,538	$23,566	$20,058
Aug-2024	$33,366	$29,960	$24,797
Aug-2025	$39,625	$34,718	$26,305
Aug-2026	$48,133	$41,793	$31,076

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Meehan Focus Fund	21.47%	14.66%	17.02%
S&P 500® Index	20.38%	12.79%	15.37%
S&P 500® Value Index	18.14%	11.65%	12.01%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 884-5968.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 220,386,910
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,536,399
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$220,386,910 Number of Portfolio Holdings28 Advisory Fee (net of waivers & recoupments)$1,536,399 Portfolio Turnover1%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.4%
Money Market Funds	5.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Real Estate	1.7%
Energy	2.2%
Money Market Funds	5.6%
Health Care	6.9%
Communications	9.0%
Financials	11.4%
Consumer Discretionary	11.6%
Industrials	12.3%
Technology	39.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	9.6%
Alphabet, Inc. - Classes A & C	9.0%
Apple, Inc.	8.0%
Applied Materials, Inc.	7.4%
United Rentals, Inc.	7.2%
Microsoft Corporation	6.9%
Berkshire Hathaway, Inc. - Class B	5.7%
NVIDIA Corporation	5.5%
Amazon.com, Inc.	4.9%
Lowe's Companies, Inc.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.